Asset Retirement Obligation	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation
7. Asset Retirement Obligation
The information below details the asset retirement obligation for the years ended December 31, 2020 and 2019 as follows (in thousands):

	December 31,
	2020	2019
Beginning balance at January 1,	$5,759	$6,092
Asset retirement obligation	771	850
Settlement of asset retirement obligation	(1,375)	—
Retirement cost revaluation	(1,235)	(1,486)
Accretion expense	217	303

Ending balance at December 31,	$4,137	$5,759